SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Segment Information

NOTE 16. SEGMENT INFORMATION

We have six separately managed reportable segments, as follows:

  SDG&E provides electric service to San Diego and southern Orange counties and natural gas service to San Diego County.
  SoCalGas is a natural gas distribution utility, serving customers throughout most of Southern California and part of central California.
  Sempra South American Utilities develops, owns and operates, or holds interests in, electric transmission, distribution and generation infrastructure in Chile and Peru.
  Sempra Mexico develops, owns and operates, or holds interests in, natural gas transmission pipelines and propane and ethane systems, a natural gas distribution utility, electric generation facilities (including wind), a terminal for the import of LNG, and marketing operations for the purchase of LNG and the purchase and sale of natural gas in Mexico.
  Sempra Renewables develops, owns and operates, or holds interests in, wind and solar energy projects in Arizona, California, Colorado, Hawaii, Indiana, Kansas, Minnesota, Nebraska, Nevada and Pennsylvania to serve wholesale electricity markets in the United States.
  Sempra Natural Gas develops, owns and operates, or holds interests in, natural gas pipelines and storage facilities, natural gas distribution utilities and a terminal for the import and export of LNG and sale of natural gas, all within the United States. Sempra Natural Gas also owned and operated the Mesquite Power plant, a natural gas-fired electric generation asset, the remaining 625-MW block of which was sold in April 2015, as we discuss in Note 3.

Sempra South American Utilities and Sempra Mexico comprise our Sempra International operating unit. Sempra Renewables and Sempra Natural Gas comprise our Sempra U.S. Gas & Power operating unit.

We evaluate each segment’s performance based on its contribution to Sempra Energy’s reported earnings. The California Utilities operate in essentially separate service territories, under separate regulatory frameworks and rate structures set by the CPUC. The California Utilities’ operations are based on rates set by the CPUC and the FERC. We describe the accounting policies of all of our segments in Note 1.

Common services shared by the business segments are assigned directly or allocated based on various cost factors, depending on the nature of the service provided. Interest income and expense is recorded on intercompany loans. The loan balances and related interest are eliminated in consolidation.

The following tables show selected information by segment from our Consolidated Statements of Operations and Consolidated Balance Sheets. We provide information about our equity method investments by segment in Note 4. Amounts labeled as “All other” in the following tables consist primarily of parent organizations.

SEGMENT INFORMATION
(Dollars in millions)
	Years ended December 31,
	2015			2014			2013
REVENUES
SDG&E		$4,219	41%		$4,329	39%	$4,066	39%
SoCalGas		3,489	34		3,855	35	3,736	35
Sempra South American Utilities		1,544	15		1,534	14	1,495	14
Sempra Mexico		669	7		818	8	675	6
Sempra Renewables		36	―		35	―	82	1
Sempra Natural Gas		653	6		979	9	908	9
Adjustments and eliminations		(2)	―		(3)	―	(2)	―
Intersegment revenues(1)		(377)	(3)		(512)	(5)	(403)	(4)
Total		$10,231	100%		$11,035	100%	$10,557	100%
INTEREST EXPENSE
SDG&E		$204			$202		$197
SoCalGas		84			69		69
Sempra South American Utilities		32			33		27
Sempra Mexico		23			17		17
Sempra Renewables		3			5		23
Sempra Natural Gas		72			111		116
All other		263			241		241
Intercompany eliminations		(120)			(124)		(131)
Total		$561			$554		$559
INTEREST INCOME
SDG&E	$	―		$	―		$1
SoCalGas		4			―		―
Sempra South American Utilities		19			14		14
Sempra Mexico		7			4		2
Sempra Renewables		4			1		20
Sempra Natural Gas		75			115		88
All other		―			1		―
Intercompany eliminations		(80)			(113)		(105)
Total		$29			$22		$20
DEPRECIATION AND AMORTIZATION
SDG&E		$604	48%		$530	46%	$494	44%
SoCalGas		461	37		431	37	383	35
Sempra South American Utilities		50	4		55	5	59	5
Sempra Mexico		70	6		64	6	63	6
Sempra Renewables		6	―		5	―	21	2
Sempra Natural Gas		49	4		61	5	81	7
All other		10	1		10	1	12	1
Total		$1,250	100%		$1,156	100%	$1,113	100%
INCOME TAX EXPENSE (BENEFIT)
SDG&E		$284			$270		$191
SoCalGas		138			139		116
Sempra South American Utilities		67			58		67
Sempra Mexico		11			5		60
Sempra Renewables		(49)			(44)		(19)
Sempra Natural Gas		28			(20)		40
All other		(138)			(108)		(89)
Total		$341			$300		$366

SEGMENT INFORMATION (CONTINUED)
(Dollars in millions)
	At December 31 or for the years ended December 31,
	2015		2014		2013
EARNINGS (LOSSES)
SDG&E(2)	$587	43%	$507	44%	$404	41%
SoCalGas(3)	419	31	332	29	364	37
Sempra South American Utilities	175	13	172	15	153	15
Sempra Mexico	213	16	192	16	122	12
Sempra Renewables	63	5	81	7	62	6
Sempra Natural Gas	44	3	50	4	64	6
All other	(152)	(11)	(173)	(15)	(168)	(17)
Total	$1,349	100%	$1,161	100%	$1,001	100%
ASSETS(4)
SDG&E	$16,515	40%	$16,260	41%	$15,337	41%
SoCalGas	12,104	29	10,446	26	9,138	25
Sempra South American Utilities	3,235	8	3,379	9	3,531	10
Sempra Mexico	3,783	9	3,486	9	3,243	9
Sempra Renewables	1,441	4	1,334	3	1,214	3
Sempra Natural Gas	5,566	13	6,435	16	7,199	19
All other	734	2	872	2	817	2
Intersegment receivables	(2,228)	(5)	(2,561)	(6)	(3,314)	(9)
Total	$41,150	100%	$39,651	100%	$37,165	100%
EXPENDITURES FOR PROPERTY, PLANT & EQUIPMENT
SDG&E	$1,133	36%	$1,100	35%	$978	38%
SoCalGas	1,352	43	1,104	35	762	30
Sempra South American Utilities	154	5	174	6	200	8
Sempra Mexico	302	10	325	10	371	14
Sempra Renewables	81	2	190	6	176	7
Sempra Natural Gas	87	3	212	7	83	3
All other	47	1	18	1	2	―
Total	$3,156	100%	$3,123	100%	$2,572	100%
GEOGRAPHIC INFORMATION
Long-lived assets(5):
United States	$26,132	84%	$24,183	84%	$22,654	84%
Mexico	3,160	10	2,821	10	2,597	9
South America	1,652	6	1,746	6	1,784	7
Total	$30,944	100%	$28,750	100%	$27,035	100%

Revenues(6):
United States	$8,119	79%	$8,774	79%	$8,478	80%
South America	1,544	15	1,534	14	1,495	14
Mexico	568	6	727	7	584	6
Total	$10,231	100%	$11,035	100%	$10,557	100%
(1)		Revenues for reportable segments include intersegment revenues of $9 million, $75 million, $101 million, and $192 million for 2015, $10 million, $69 million, $91 million and $342 million for 2014, and $10 million, $70 million, $91 million and $232 million for 2013 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.
(2)		For 2013, amount is after preferred dividends and call premium on preferred stock.
(3)		After preferred dividends.
(4)		December 31, 2014 and 2013 have been adjusted for the retrospective adoption of ASU 2015-03.
(5)		Includes net property, plant and equipment and investments.
(6)		Amounts are based on where the revenue originated, after intercompany eliminations.